Auditors' remuneration - Fees payable by HSBC's associated pension schemes to PwC (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	$ 87,500	$ 86,000	$ 67,300
Audit-related assurance services	11,400	10,800	17,800
Year ended 31 Dec	119,500	129,700	111,100
Pension Plan
Disclosure of defined benefit plans [line items]
Audit of HSBC’s associated pension schemes	172	260	208
Audit-related assurance services	0	4	4
Year ended 31 Dec	172	264	212
Final fee adjustment related to prior year audit overruns			4,200
Estimated fees paid by associated third parties	$ 14,000	$ 3,500	$ 4,300